Available-for-sale securities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) M	Dec. 31, 2012 CAD	Dec. 31, 2012 CNY
Available-for-sale Securities 1	4.625	4.625	4.625
Available-for-sale Securities 2	7.50%	7.50%	7.50%
Available-for-sale Securities 3	$ 4,500,000
Available-for-sale Securities 4			29,700,000
Available-for-sale Securities 5	7.00%	7.00%	7.00%
Available-for-sale Securities 6	0.155	0.155	0.155
Available-for-sale Securities 7	30,734,877	30,734,877	30,734,877
Available-for-sale Securities 8	16.10%	16.10%	16.10%
Available-for-sale Securities 9		0.155
Available-for-sale Securities 10		0.04
Available-for-sale Securities 11	12	12	12
Available-for-sale Securities 12	3,279,000
Available-for-sale Securities 13			20,427,000
Available-for-sale Securities 14		0.055
Available-for-sale Securities 15	437,000
Available-for-sale Securities 16			2,721,000
Available-for-sale Securities 17	200,000
Available-for-sale Securities 18			1,334,000
Available-for-sale Securities 19	7.50%	7.50%	7.50%
Available-for-sale Securities 20	200,000
Available-for-sale Securities 21			1,334,000
Available-for-sale Securities 22			21,335,000
Available-for-sale Securities 23			26,545,000
Available-for-sale Securities 24			8,945,000
Available-for-sale Securities 25	$ 1,436,000